UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Special Situations Fund, L.P.
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:          028-12359
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:        Harbinger Capital Partners Special Situations GP, LLC
By:        Harbinger Holdings, LLC, Managing Member

Name:      Philip Falcone
Title:     Managing Member
Phone:     212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York       May 17, 2010
-------------------------------      -----------------------    ------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------

Form 13F Information Table Entry Total:                           12
                                                          -------------------

Form 13F Information Table Value Total:                        $435,547
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-12357             Harbinger Capital Partners Special Situations GP, LLC
2    028-13483             Harbinger Holdings, LLC

                                      HARBINGER CAPITAL PARTNERS SPECIAL SITUATIONS FUND, L.P.
                                                               FORM 13F
                                                    QUARTER ENDED MARCH 31, 2010


---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ASHLAND INC NEW              COM             044209104    3,958     75,000 SH       DEFINED    1, 2         75,000
AUGUSTA RES CORP             COM NEW         050912203    2,877  1,089,617 SH       DEFINED    1, 2      1,089,617
CALPINE CORP                 COM NEW         131347304   39,237  3,300,000 SH  CALL DEFINED    1, 2      3,300,000
CLIFFS NATURAL RESOURCES INC COM             18683K101  191,443  2,698,276 SH       DEFINED    1, 2      2,698,276
CONSTELLATION ENERGY GROUP I COM             210371100   23,550    670,758 SH       DEFINED    1, 2        670,758
HARBINGER GROUP INC          COM             41146A106   22,454  3,316,687 SH       DEFINED    1, 2      3,316,687
LEAP WIRELESS INTL INC       COM NEW         521863308   18,683  1,142,000 SH       DEFINED    1, 2      1,142,000
MIRANT CORP NEW              COM             60467R100    1,086    100,000 SH       DEFINED    1, 2        100,000
MORGANS HOTEL GROUP CO       NOTE 2.375%10/1 61748WAB4   16,071 21,500,000 PRN      DEFINED    1, 2                       NONE
SOLUTIA INC                  COM NEW         834376501   85,919  5,333,272 SH       DEFINED    1, 2      5,333,272
STRATEGIC HOTELS & RESORTS I COM             86272T106   14,901  3,506,234 SH       DEFINED    1, 2      3,506,234
TERRESTAR CORP               COM             881451108   15,368 11,642,368 SH       DEFINED    1, 2     11,642,368